Report Of The Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) economic_scenario $ / bbl	Dec. 31, 2020 USD ($)
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	62
Consensus Central scenario ECL
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%
GDP growth rate, 5-year average	3.10%
Forecast period	5 years
Consensus Central scenario ECL | Minimum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	60.00%
Consensus Central scenario ECL | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	80.00%
Consensus Central scenario ECL | Up to 1 year
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	4.20%
Downside 2 scenario ECL
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers | Non-credit impaired
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Increase in financial assets that remain from prior year | $	$ 0.6	$ 3.9
Increase in financial assets that remain from prior year, percentage	15.00%